Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Personal loans of consolidated VIEs	$ 14,775	$ 13,531
Allowance for finance receivable losses	692	686
Restricted cash and restricted cash equivalents	498	568
Long-term debt	15,050	13,959
Other liabilities	$ 410	$ 340
Common stock, par value (in USD per share)	$ 0.50	$ 0.50
Common stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, shares issued (in shares)	10,160,021	10,160,021
Common stock, shares outstanding (in shares)	10,160,021	10,160,021
Consolidated VIEs
Allowance for finance receivable losses	$ 465	$ 501
Restricted cash and restricted cash equivalents	482	552
Long-term debt	8,700	8,200
Other liabilities	14	12
Personal Loans
Allowance for finance receivable losses	668	666
Personal Loans | Consolidated VIEs
Personal loans of consolidated VIEs	$ 9,800	$ 9,500